Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share [Abstract]
Diluted weighted average shares outstanding	15,237,751	3,211,563	14,748,862	2,721,562